Goodwill - Summary of the Carrying Value of Goodwill (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 121,304	$ 130,811
Gross carrying value [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	146,824	153,453	$ 159,500
Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ (25,520)	$ (22,642)	$ 24,314